Morgan Stanley Value-Added Market Series - Equity Portfolio
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2002



Dear Shareholder:
During the six-month period ended December 31, 2002, economic and political uncertainty gave way to a volatile stock market. Americans were faced with the war on terror, corporate scandals, a high unemployment rate, heavy debt levels and a lack of corporate earnings power. However, continued strength in the housing market supported a strengthening U.S. economy as home sales and refinancing activity soared to record levels. Declining mortgage rates made housing more affordable as increased home prices have given consumers more confidence to spend money. The U.S. stock markets moved up quickly from their October lows as investors came to expect improved economic conditions and sustainable earnings growth in the near future.

Performance and Portfolio Strategy
For the six-month period ended December 31, 2002, Morgan Stanley Value-Added Market Series -- Equity Portfolio's Class A, B, C and D shares returned -12.03 percent, -12.36 percent, -12.36 percent and -11.94 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500 Index)* returned -10.29 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund generally invests in all the stocks included in the S&P 500 Index. Unlike the index, however, which holds stocks in proportion to their market value, the Fund invests in each stock included in the index in approximately equal proportions. The Fund's investment manager will adjust the Fund's portfolio at least annually to maintain an approximately equal weighting of each stock in the index.

The Fund's approach of maintaining approximately equally weighted investments currently results in an emphasis on the stocks of small- and mid-capitalization companies. As a result of this strategy, the Fund is currently overweighted in the consumer discretionary, basic materials and utilities sectors and underweighted in the financial, health-care and telecom sectors relative to the capitalization-weighted S&P 500 Index. Although the Fund lagged its benchmark for the period under review, it significantly outperformed the cap-weighted S&P 500 Index for the 12-month period ending December 31, 2002. For the 12-month period ended December 31, 2002, Morgan Stanley Value-Added Market Series -- Equity Portfolio's Class A, B, C and D shares returned -15.54 percent, -16.19 percent, -16.18 percent and -15.34 percent, respectfully. For the same period, the S&P 500 Index returned -22.09 percent.


--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Value-Added Market Series - Equity Portfolio
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2002 CONTINUED

Looking Ahead
Many companies have been focusing on cost cutting, which should in time improve their bottom lines. We believe that in the event there is job and income growth, consumer spending could increase.

The Federal Reserve Board currently has a balanced risk assessment with the federal funds rate at its present 1.25 percent. The latest interest-rate easing of 50 basis points should encourage renewed business spending. Furthermore, government spending should continue to accelerate, reflecting geopolitical issues.

There are several more proposals in the works to stimulate the economy further. Most notable is a proposed tax reform initiative to eliminate the current double taxation of dividends for investors. Investors have been focusing on companies that pay or have the ability to pay dividends as their faith in earnings quality diminishes. If the legislation passes, these companies will become even more attractive.

We appreciate your ongoing support of Morgan Stanley Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs.


Very truly yours,




/s/ Charles A. Fiumefreddo                     /s/ Mitchell M. Merin

Charles A. Fiumefreddo                         Mitchell M. Merin
Chairman of the Board                          President and CEO

Morgan Stanley Value-Added Market Series - Equity Portfolio
FUND PERFORMANCE o DECEMBER 31, 2002



         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                     CLASS A SHARES*                                                    Class B Shares**
----------------------------------------------------------      -------------------------------------------------------
1 Year                        (15.54)%(1)     (19.97)%(2)       1 Year                      (16.19)%(1)     (20.38)%(2)
5 Years                         2.64 %(1)       1.54 %(2)       5 Years                       1.94 %(1)       1.66 %(2)
Since Inception (7/28/97)       3.19 %(1)       2.17 %(2)       10 Years                      9.02 %(1)       9.02 %(2)

                      CLASS C SHARES+                                                   CLASS D SHARES++
----------------------------------------------------------      -------------------------------------------------------
1 Year                        (16.18)%(1)     (17.01)%(2)       1 Year                      (15.34)%(1)
5 Years                         1.89 %(1)       1.89 %(2)       5 Years                       2.88 %(1)
Since Inception (7/28/97)       2.44 %(1)       2.44 %(2)       Since Inception (7/28/97)     3.43 %(1)




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED)


      NUMBER OF
        SHARES                                                   VALUE
---------------------                                      -------------------
                        Common Stocks (99.2%)
                        Advertising/Marketing Services (0.4%)
       85,000           Interpublic Group of
                          Companies, Inc. ..............   $    1,196,800
       39,000           Omnicom Group, Inc. ............        2,519,400
                                                           --------------
                                                                3,716,200
                                                           --------------
                        Aerospace & Defense (1.8%)
       59,000           Boeing Co. .....................        1,946,410
       41,500           General Dynamics Corp. .........        3,293,855
       85,800           Goodrich Corp. .................        1,571,856
       53,000           Lockheed Martin Corp. ..........        3,060,750
       40,100           Northrop Grumman Corp. .........        3,889,700
       78,000           Raytheon Co. ...................        2,398,500
       72,000           Rockwell Collins, Inc. .........        1,674,720
                                                           --------------
                                                               17,835,791
                                                           --------------
                        Agricultural Commodities/
                          Milling (0.2%)
       154,000          Archer-Daniels-Midland Co.......        1,909,600
                                                           --------------
                        Air Freight/Couriers (0.5%)
       68,000           FedEx Corp. ....................        3,686,960
       20,000           United Parcel Service, Inc.
                          (Class B) ....................        1,261,600
                                                           --------------
                                                                4,948,560
                                                           --------------
                        Airlines (0.4%)
       104,000          AMR Corp.* .....................          686,400
       103,000          Delta Air Lines, Inc. ..........        1,246,300
       174,000          Southwest Airlines Co. .........        2,418,600
                                                           --------------
                                                                4,351,300
                                                           --------------
                        Alternative Power Generation (0.0%)
        85,000          Calpine Corp.* .................          277,100
                                                           --------------
                        Aluminum (0.2%)
       106,000          Alcoa, Inc. ....................        2,414,680
                                                           --------------
                        Apparel/Footwear (1.6%)
        42,000          Cintas Corp. ...................        1,921,500
        55,000          Jones Apparel Group, Inc.*......        1,949,200
       114,000          Liz Claiborne, Inc. ............        3,380,100
        46,000          Nike, Inc. (Class B) ...........        2,045,620
       121,000          Reebok International Ltd.*......        3,557,400
        78,400          VF Corp. .......................        2,826,320
                                                           --------------
                                                               15,680,140
                                                           --------------


      NUMBER OF
        SHARES                                                    VALUE
---------------------                                      -------------------
                        Apparel/Footwear Retail (1.0%)
       141,000          Gap, Inc. (The) ................   $    2,188,320
       126,000          Limited Brands, Inc. ...........        1,755,180
        95,000          Nordstrom, Inc. ................        1,802,150
       198,000          TJX Companies, Inc. (The).......        3,864,960
                                                           --------------
                                                                9,610,610
                                                           --------------
                        Auto Parts: O.E.M. (1.0%)
       133,000          Dana Corp. .....................        1,564,080
       172,000          Delphi Corp. ...................        1,384,600
        32,000          Eaton Corp. ....................        2,499,520
        38,900          Johnson Controls, Inc. .........        3,118,613
       168,000          Visteon Corp. ..................        1,169,280
                                                           --------------
                                                                9,736,093
                                                           --------------
                        Automotive Aftermarket (0.2%)
       111,000          Cooper Tire & Rubber Co.........        1,702,740
       108,000          Goodyear Tire & Rubber
                          Co. (The) ....................          735,480
                                                           --------------
                                                                2,438,220
                                                           --------------
                        Beverages: Alcoholic (1.0%)
        82,000          Anheuser-Busch
                          Companies, Inc. ..............        3,968,800
        44,000          Brown-Forman Corp.
                          (Class B) ....................        2,875,840
        47,000          Coors (Adolph) Co.
                          (Class B) ....................        2,878,750
                                                           --------------
                                                                9,723,390
                                                           --------------
                        Beverages: Non-Alcoholic (0.5%)
        41,300          Coca-Cola Co. (The) ............        1,809,766
        93,000          Coca-Cola Enterprises Inc.......        2,019,960
        61,000          Pepsi Bottling Group, Inc.
                          (The) ........................        1,567,700
                                                           --------------
                                                                5,397,426
                                                           --------------
                        Biotechnology (1.0%)
        59,000          Amgen Inc.* ....................        2,852,060
        29,000          Biogen, Inc.* ..................        1,161,740
        52,000          Chiron Corp.* ..................        1,955,200
        65,380          Genzyme Corp. (General
                          Division)* ...................        1,933,287
        60,400          MedImmune, Inc.* ...............        1,641,068
                                                           --------------
                                                                9,543,355
                                                           --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued




      NUMBER OF
        SHARES                                                   VALUE
---------------------                                     --------------------
                        Broadcasting (0.3%)
        42,000          Clear Channel
                          Communications, Inc.* .......   $    1,566,180
        51,000          Univision Communications,
                          Inc. (Class A)* .............        1,249,500
                                                          --------------
                                                               2,815,680
                                                          --------------
                        Building Products (0.4%)
        19,000          American Standard
                          Companies, Inc.* ............        1,351,660
       107,000          Masco Corp. ...................        2,252,350
                                                          --------------
                                                               3,604,010
                                                          --------------
                        Cable/Satellite TV (0.1%)
        49,408          Comcast Corp. (Class A)*.......        1,164,547
                                                          --------------
                        Casino/Gaming (0.3%)
        73,000          Harrah's Entertainment,
                          Inc.* .......................        2,890,800
                                                          --------------
                        Chemicals: Agricultural (0.1%)
        64,200          Monsanto Co. ..................        1,235,850
                                                          --------------
                        Chemicals: Major Diversified (1.2%)
        96,000          Dow Chemical Co. (The) ........        2,851,200
        41,350          DuPont (E.I.) de Nemours &
                          Co., Inc. ...................        1,753,240
        32,500          Eastman Chemical Co. ..........        1,195,025
       106,000          Engelhard Corp. ...............        2,369,100
       181,000          Hercules Inc.* ................        1,592,800
        65,000          Rohm & Haas Co. ...............        2,111,200
                                                          --------------
                                                              11,872,565
                                                          --------------
                        Chemicals: Specialty (1.1%)
        72,600          Air Products & Chemicals,
                          Inc. ........................        3,103,650
        53,000          Great Lakes Chemical
                          Corp. .......................        1,265,640
        61,500          Praxair, Inc. .................        3,552,855
        63,000          Sigma-Aldrich Corp. ...........        3,068,100
                                                          --------------
                                                              10,990,245
                                                          --------------
                        Commercial Printing/Forms (0.5%)
        68,000          Deluxe Corp. ..................        2,862,800
        80,000          Donnelley (R.R.) & Sons Co.....        1,741,600
                                                          --------------
                                                               4,604,400
                                                          --------------


      NUMBER OF
        SHARES                                                   VALUE
---------------------                                     -------------------
                         Computer Communications (0.2%)
      177,600            Avaya Inc.* ...................   $      435,120
       95,600            Cisco Systems, Inc.* ..........        1,252,360
                                                           --------------
                                                                1,687,480
                                                           --------------
                         Computer Peripherals (0.4%)
      140,000            EMC Corp.* ....................          859,600
       41,000            Lexmark International, Inc.*           2,480,500
       93,000            Network Appliance, Inc.* ......          930,000
                                                           --------------
                                                                4,270,100
                                                           --------------
                         Computer Processing
                           Hardware (0.8%)
       93,000            Apple Computer, Inc.* .........        1,332,690
       70,000            Dell Computer Corp.* ..........        1,871,800
       70,200            Gateway, Inc.* ................          220,428
      147,310            Hewlett-Packard Co. ...........        2,557,302
       66,000            NCR Corp.* ....................        1,566,840
      258,000            Sun Microsystems, Inc.* .......          802,380
                                                           --------------
                                                                8,351,440
                                                           --------------
                         Construction Materials (0.2%)
       49,500            Vulcan Materials Co. ..........        1,856,250
                                                           --------------
                         Consumer Sundries (0.1%)
       75,000            American Greetings Corp.
                           (Class A)* ..................        1,185,000
                                                           --------------
                         Containers/Packaging (1.3%)
       79,400            Ball Corp. ....................        4,064,486
       46,000            Bemis Company, Inc. ...........        2,282,980
      122,200            Pactiv Corp.* .................        2,671,292
       52,000            Sealed Air Corp.* .............        1,939,600
       38,000            Temple-Inland, Inc. ...........        1,702,780
                                                           --------------
                                                               12,661,138
                                                           --------------
                         Contract Drilling (0.8%)
       51,000            Nabors Industries, Ltd.
                           (Barbados)* .................        1,798,770
       51,000            Noble Corp.* ..................        1,792,650
       99,000            Rowan Companies, Inc.* ........        2,247,300
       71,000            Transocean Inc.* ..............        1,647,200
                                                           --------------
                                                                7,485,920
                                                           --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       -------------------
                         Data Processing Services (1.2%)
       50,000            Automatic Data
                           Processing, Inc. ..............   $    1,962,500
       78,220            Concord EFS, Inc.* ..............        1,231,183
      106,000            Convergys Corp.* ................        1,605,900
      101,000            First Data Corp. ................        3,576,410
       57,000            Fiserv, Inc.* ...................        1,935,150
       67,000            Paychex, Inc. ...................        1,869,300
                                                             --------------
                                                                 12,180,443
                                                             --------------
                         Department Stores (1.2%)
       97,000            Dillard's, Inc. (Class A) .......        1,538,420
       66,000            Federated Department
                           Stores, Inc.* .................        1,898,160
       54,000            Kohl's Corp.* ...................        3,021,300
       72,500            May Department Stores Co. .......        1,666,050
       97,000            Penney (J.C.) Co., Inc. .........        2,231,970
       49,000            Sears, Roebuck & Co. ............        1,173,550
                                                             --------------
                                                                 11,529,450
                                                             --------------
                         Discount Stores (1.1%)
      121,000            Big Lots, Inc.* .................        1,600,830
       56,000            Costco Wholesale Corp.* .........        1,571,360
      135,000            Dollar General Corp. ............        1,613,250
       56,000            Family Dollar Stores, Inc. ......        1,747,760
       78,000            Target Corp. ....................        2,340,000
       46,600            Wal-Mart Stores, Inc. ...........        2,353,766
                                                             --------------
                                                                 11,226,966
                                                             --------------
                         Drugstore Chains (0.4%)
       65,000            CVS Corp. .......................        1,623,050
       87,000            Walgreen Co.  ...................        2,539,530
                                                             --------------
                                                                  4,162,580
                                                             --------------
                         Electric Utilities (5.6%)
      100,600            AES Corp. * .....................          303,812
       64,000            Allegheny Energy, Inc. ..........          483,840
       52,000            Ameren Corp. ....................        2,161,640
       68,000            American Electric Power
                           Co., Inc. .....................        1,858,440
       90,000            CenterPoint Energy, Inc. ........          765,000
       60,000            Cinergy Corp. ...................        2,023,200
      151,000            CMS Energy Corp. ................        1,425,440
       64,000            Consolidated Edison, Inc. .......        2,740,480
       78,000            Constellation Energy Group,
                           Inc. ..........................        2,169,960



      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       -------------------
       53,000           Dominion Resources, Inc. ........   $    2,909,700
       70,000           DTE Energy Co. ..................        3,248,000
       96,000           Duke Energy Corp. ...............        1,875,840
      132,000           Edison International* ...........        1,564,200
       88,500           Entergy Corp. ...................        4,034,715
       58,000           Exelon Corp. ....................        3,060,660
      112,500           FirstEnergy Corp. ...............        3,709,125
       49,000           FPL Group, Inc. .................        2,946,370
      122,000           Mirant Corp.* ...................          230,580
       96,200           PG&E Corp.* .....................        1,337,180
       63,000           Pinnacle West Capital Corp. .....        2,147,670
       74,000           PPL Corp. .......................        2,566,320
       82,000           Progress Energy, Inc. ...........        3,554,700
       79,000           Public Service Enterprise
                          Group, Inc. ...................        2,535,900
      103,000           Southern Co. (The) ..............        2,924,170
      101,000           TECO Energy, Inc. ...............        1,562,470
       57,000           TXU Corp. .......................        1,064,760
      111,000           Xcel Energy, Inc. ...............        1,221,000
                                                            --------------
                                                                56,425,172
                                                            --------------
                        Electrical Products (1.0%)
      104,000           American Power
                          Conversion Corp.* .............        1,575,600
       55,100           Cooper Industries Ltd.
                          (Class A) (Bermuda) ...........        2,008,395
       43,500           Emerson Electric Co. ............        2,211,975
       45,000           Molex Inc. ......................        1,036,800
      183,336           Power-One, Inc.* ................        1,039,515
      102,000           Thomas & Betts Corp.* ...........        1,723,800
                                                            --------------
                                                                 9,596,085
                                                            --------------
                        Electronic Components (0.5%)
       92,000           Jabil Circuit, Inc.* ............        1,648,640
       48,000           QLogic Corp.* ...................        1,656,480
      221,000           Sanmina-SCI Corp.* ..............          992,290
      322,000           Solectron Corp.* ................        1,143,100
                                                            --------------
                                                                 5,440,510
                                                            --------------
                        Electronic Equipment/
                          Instruments (1.4%)
       62,000           Agilent Technologies, Inc.*......        1,113,520
      238,000           JDS Uniphase Corp.* .............          587,860
      179,700           PerkinElmer, Inc. ...............        1,482,525
       84,700           Rockwell Automation Inc. ........        1,754,137

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued




      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       ------------------
      128,000           Scientific-Atlanta, Inc. ........   $    1,518,080
       86,000           Symbol Technologies, Inc. .......          706,920
      103,000           Tektronix, Inc.* ................        1,873,570
      116,000           Thermo Electron Corp.* ..........        2,333,920
       90,000           Waters Corp.* ...................        1,960,200
      134,000           Xerox Corp.* ....................        1,078,700
                                                            --------------
                                                                14,409,432
                                                            --------------
                        Electronic Production
                          Equipment (0.6%)
      112,540           Applied Materials, Inc.* ........        1,466,396
       43,000           KLA-Tencor Corp.* ...............        1,520,910
       64,060           Novellus Systems, Inc.* .........        1,798,805
       69,000           Teradyne, Inc.* .................          897,690
                                                            --------------
                                                                 5,683,801
                                                            --------------
                        Electronics/Appliance
                          Stores (0.3%)
       54,500           Best Buy Co., Inc.* .............        1,316,175
      103,000           Circuit City Stores - Circuit
                          City Group ....................          764,260
       62,000           RadioShack Corp. ................        1,161,880
                                                            --------------
                                                                 3,242,315
                                                            --------------
                        Electronics/Appliances (0.5%)
       54,000           Eastman Kodak Co. ...............        1,892,160
       64,000           Maytag Corp. ....................        1,824,000
       33,000           Whirlpool Corp. .................        1,723,260
                                                            --------------
                                                                 5,439,420
                                                            --------------
                        Energy (0.2%)
       94,100           NiSource Inc. ...................        1,882,000
                                                            --------------
                        Engineering & Construction (0.2%)
       61,000           Fluor Corp. .....................        1,708,000
                                                            --------------
                        Environmental Services (0.4%)
      207,000           Allied Waste Industries,
                          Inc.* .........................        2,070,000
      101,000           Waste Management, Inc. ..........        2,314,920
                                                            --------------
                                                                 4,384,920
                                                            --------------
                        Finance/Rental/Leasing (2.2%)
       57,000           Capital One Financial Corp. .....        1,694,040
       68,000           Countrywide Credit
                          Industries, Inc. ..............        3,512,200
       40,000           Fannie Mae ......................        2,573,200
       46,000           Freddie Mac .....................        2,716,300



      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       -------------------
       63,000           Household International,
                          Inc. ..........................   $    1,752,030
      144,500           MBNA Corp. ......................        2,748,390
      202,000           Providian Financial Corp.*.......        1,310,980
       80,200           Ryder System, Inc. ..............        1,799,688
       37,000           SLM Corp. .......................        3,842,820
                                                            --------------
                                                                21,949,648
                                                            --------------
                        Financial Conglomerates (1.3%)
       57,000           American Express Co. ............        2,014,950
       77,000           Citigroup, Inc. .................        2,709,630
       90,000           J.P. Morgan Chase & Co. .........        2,160,000
       60,000           John Hancock Financial
                          Services, Inc. ................        1,674,000
       46,000           Principal Financial Group,
                          Inc. ..........................        1,385,980
       39,000           Prudential Financial, Inc. ......        1,237,860
       60,000           State Street Corp. ..............        2,340,000
                                                            --------------
                                                                13,522,420
                                                            --------------
                        Financial Publishing/
                          Services (0.9%)
       75,000           Equifax, Inc. ...................        1,735,500
       48,000           McGraw-Hill Companies,
                          Inc. (The) ....................        2,901,120
       71,000           Moody's Corporation .............        2,931,590
       49,000           SunGard Data Systems
                          Inc.* .........................        1,154,440
                                                            --------------
                                                                 8,722,650
                                                            --------------
                        Food Distributors (0.6%)
      123,000           Supervalu, Inc. .................        2,030,730
      130,000           SYSCO Corp. .....................        3,872,700
                                                            --------------
                                                                 5,903,430
                                                            --------------
                        Food Retail (0.6%)
       70,000           Albertson's, Inc. ...............        1,558,200
      114,000           Kroger Co.* .....................        1,761,300
       70,000           Safeway Inc.* ...................        1,635,200
      103,000           Winn-Dixie Stores, Inc. .........        1,573,840
                                                            --------------
                                                                 6,528,540
                                                            --------------
                        Food: Major Diversified (1.5%)
       79,000           Campbell Soup Co. ...............        1,854,130
       65,000           General Mills, Inc. .............        3,051,750
       62,000           Heinz (H.J.) Co. ................        2,037,942

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                    VALUE
---------------------                                      --------------------
       66,000           Kellogg Co. ....................   $    2,261,820
       84,500           PepsiCo, Inc. ..................        3,567,590
      104,920           Sara Lee Corp. .................        2,361,749
                                                           --------------
                                                               15,134,981
                                                           --------------
                        Food: Meat/Fish/Dairy (0.2%)
       91,000           ConAgra Foods Inc. .............        2,275,910
                                                           --------------
                        Food: Specialty/Candy (0.6%)
       42,400           Hershey Foods Corp. ............        2,859,456
       64,000           Wrigley (Wm.) Jr. Co.
                          (Class A) ....................        3,512,320
                                                           --------------
                                                                6,371,776
                                                           --------------
                        Forest Products (0.4%)
      204,100           Louisiana-Pacific Corp.* .......        1,645,046
       43,000           Weyerhaeuser Co. ...............        2,116,030
                                                           --------------
                                                                3,761,076
                                                           --------------
                        Gas Distributors (1.1%)
       59,000           KeySpan Corp. ..................        2,079,160
       46,000           Kinder Morgan, Inc. ............        1,944,420
       68,630           Nicor Inc. .....................        2,335,479
       60,000           Peoples Energy Corp. ...........        2,319,000
       93,000           Sempra Energy ..................        2,199,450
                                                           --------------
                                                               10,877,509
                                                           --------------
                        Home Building (1.0%)
       69,000           Centex Corp. ...................        3,463,800
       80,000           KB HOME ........................        3,428,000
       76,000           Pulte Homes, Inc. ..............        3,638,120
                                                           --------------
                                                               10,529,920
                                                           --------------
                        Home Furnishings (0.6%)
       84,000           Leggett & Platt, Inc. ..........        1,884,960
       75,000           Newell Rubbermaid, Inc. ........        2,274,750
      105,000           Tupperware Corp. ...............        1,583,400
                                                           --------------
                                                                5,743,110
                                                           --------------
                        Home Improvement
                          Chains (0.7%)
       44,000           Home Depot, Inc. (The) .........        1,054,240
       82,000           Lowe's Companies, Inc. .........        3,075,000
      107,000           Sherwin-Williams Co. ...........        3,022,750
                                                           --------------
                                                                7,151,990
                                                           --------------



      NUMBER OF
        SHARES                                                    VALUE
---------------------                                      -------------------
                        Hospital/Nursing
                          Management (0.8%)
       74,300           HCA Inc. .......................   $    3,083,450
      104,000           Health Management
                          Associates, Inc. (Class A)....        1,861,600
       87,800           Manor Care, Inc.* ..............        1,633,958
      100,500           Tenet Healthcare Corp.* ........        1,648,200
                                                           --------------
                                                                8,227,208
                                                           --------------
                        Hotels/Resorts/Cruiselines (0.7%)
       41,000           Carnival Corp. .................        1,022,950
      170,000           Hilton Hotels Corp. ............        2,160,700
       80,720           Marriott International, Inc.
                          (Class A) ....................        2,653,266
       63,000           Starwood Hotels & Resorts
                          Worldwide, Inc. ..............        1,495,620
                                                           --------------
                                                                7,332,536
                                                           --------------
                        Household/Personal Care (2.1%)
       68,700           Alberto-Culver Co.
                          (Class B) ....................        3,462,480
       57,000           Avon Products, Inc. ............        3,070,590
       58,000           Clorox Co. (The) ...............        2,392,500
       49,000           Colgate-Palmolive Co. ..........        2,569,070
       66,000           Gillette Co. (The) .............        2,003,760
       57,000           International Flavors &
                          Fragrances, Inc. .............        2,000,700
       46,500           Kimberly-Clark Corp. ...........        2,207,355
       34,000           Procter & Gamble Co.
                          (The) ........................        2,921,960
                                                           --------------
                                                               20,628,415
                                                           --------------
                        Industrial Conglomerates (1.8%)
       25,000           3M Co. .........................        3,082,500
       74,000           General Electric Co. ...........        1,801,900
       69,000           Honeywell International,
                          Inc. .........................        1,656,000
       49,000           Ingersoll Rand Co. (Class A)            2,109,940
       56,000           ITT Industries, Inc. ...........        3,398,640
       41,980           Textron, Inc. ..................        1,804,720
       76,000           Tyco International Ltd.
                          (Bermuda) ....................        1,298,080
       46,000           United Technologies Corp. ......        2,849,240
                                                           --------------
                                                               18,001,020
                                                           --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                        VALUE
---------------------                                          ----------------
                        Industrial Machinery (0.6%)
       46,000           Illinois Tool Works Inc. ...........   $    2,983,560
       64,000           Parker-Hannifin Corp. ..............        2,952,320
                                                               --------------
                                                                    5,935,880
                                                               --------------
                        Industrial Specialties (0.7%)
       70,000           Ecolab, Inc. .......................        3,465,000
       52,400           Millipore Corp.* ...................        1,781,600
       38,000           PPG Industries, Inc. ...............        1,905,700
                                                               --------------
                                                                    7,152,300
                                                               --------------
                        Information Technology
                          Services (1.1%)
      112,500           Citrix Systems, Inc.* ..............        1,386,000
       53,000           Computer Sciences
                          Corp.* ...........................        1,825,850
       89,000           Electronic Data Systems
                          Corp. ............................        1,640,270
       23,000           International Business
                          Machines Corp. ...................        1,782,500
      116,000           PeopleSoft, Inc.* ..................        2,122,800
      219,900           Unisys Corp.* ......................        2,177,010
                                                               --------------
                                                                   10,934,430
                                                               --------------
                        Insurance Brokers/
                          Services (0.4%)
       86,070           AON Corp. ..........................        1,625,862
       56,000           Marsh & McLennan Co.,
                          Inc. .............................        2,587,760
                                                               --------------
                                                                    4,213,622
                                                               --------------
                        Integrated Oil (1.0%)
       37,000           Amerada Hess Corp. .................        2,036,850
       43,000           ChevronTexaco Corp. ................        2,858,640
       64,000           ConocoPhillips .....................        3,096,960
       72,000           Exxon Mobil Corp. ..................        2,515,680
                                                               --------------
                                                                   10,508,130
                                                               --------------
                        Internet Software/
                          Services (0.2%)
       90,600           Siebel Systems, Inc.* ..............          677,688
       94,000           Yahoo! Inc.* .......................        1,536,900
                                                               --------------
                                                                    2,214,588
                                                               --------------



      NUMBER OF
        SHARES                                                        VALUE
---------------------                                          ----------------
                        Investment Banks/Brokers (1.2%)
       50,000           Bear Stearns Companies,
                          Inc. (The) .......................   $    2,970,000
       16,000           Goldman Sachs Group, Inc.
                          (The) ............................        1,089,600
       46,000           Lehman Brothers Holdings,
                          Inc. .............................        2,451,340
       56,000           Merrill Lynch & Co., Inc. ..........        2,125,200
       43,000           Morgan Stanley .....................        1,716,560
      148,000           Schwab (Charles) Corp. .............        1,605,800
                                                               --------------
                                                                   11,958,500
                                                               --------------
                        Investment Managers (0.4%)
       33,000           Franklin Resources, Inc. ...........        1,124,640
       63,000           Price (T.) Rowe Group,
                          Inc. .............................        1,718,640
      120,000           Stilwell Financial, Inc.* ..........        1,568,400
                                                               --------------
                                                                    4,411,680
                                                               --------------
                        Life/Health Insurance (1.3%)
       92,000           AFLAC, Inc. ........................        2,771,040
       64,500           Jefferson-Pilot Corp. ..............        2,458,095
       66,000           Lincoln National Corp. .............        2,084,280
       71,000           MetLife, Inc. ......................        1,919,840
       74,000           Torchmark Corp. ....................        2,703,220
       77,000           UnumProvident Corp. ................        1,350,580
                                                               --------------
                                                                   13,287,055
                                                               --------------
                        Major Banks (3.6%)
       42,000           Bank of America Corp. ..............        2,921,940
       66,000           Bank of New York Co., Inc.
                          (The) ............................        1,581,360
       61,000           Bank One Corp. .....................        2,229,550
       49,000           BB&T Corp. .........................        1,812,510
       52,890           Comerica, Inc. .....................        2,286,964
       88,200           FleetBoston Financial
                          Corp. ............................        2,143,260
       97,000           Huntington Bancshares,
                          Inc. .............................        1,814,870
       81,000           KeyCorp ............................        2,036,340
       78,000           Mellon Financial Corp. .............        2,036,580
       92,000           National City Corp. ................        2,513,440
       53,000           PNC Financial Services
                          Group ............................        2,220,700
      128,000           SouthTrust Corp. ...................        3,180,800



                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       ------------------
       44,340           SunTrust Banks, Inc. ............   $    2,523,833
      103,500           Wachovia Corp. ..................        3,771,540
       64,000           Wells Fargo & Co. ...............        2,999,680
                                                            --------------
                                                                36,073,367
                                                            --------------
                        Major Telecommunications (1.2%)
       42,000           ALLTEL Corp. ....................        2,142,000
       37,600           AT&T Corp. ......................          981,736
       71,000           BellSouth Corp. .................        1,836,770
       75,000           SBC Communications,
                          Inc. ..........................        2,033,250
      123,000           Sprint Corp. (FON Group) ........        1,781,040
       76,000           Verizon Communications
                          Inc. ..........................        2,945,000
                                                            --------------
                                                                11,719,796
                                                            --------------
                        Managed Health Care (1.3%)
       44,000           Aetna Inc. ......................        1,809,280
       20,300           Anthem, Inc.* ...................        1,276,870
       39,000           CIGNA Corp. .....................        1,603,680
      167,000           Humana, Inc.* ...................        1,670,000
       46,500           UnitedHealth Group Inc. .........        3,882,750
       42,000           WellPoint Health Networks,
                          Inc.* .........................        2,988,720
                                                            --------------
                                                                13,231,300
                                                            --------------
                        Media Conglomerates (0.5%)
       84,000           AOL Time Warner Inc.* ...........        1,100,400
       82,000           Disney (Walt) Co. (The) .........        1,337,420
       69,000           Viacom, Inc. (Class B)
                          (Non-Voting)* .................        2,812,440
                                                            --------------
                                                                 5,250,260
                                                            --------------
                        Medical Distributors (0.6%)
       25,000           AmerisourceBergen Corp...........        1,357,750
       48,000           Cardinal Health, Inc. ...........        2,841,120
       60,000           McKesson Corp. ..................        1,621,800
                                                            --------------
                                                                 5,820,670
                                                            --------------
                        Medical Specialties (3.2%)
       84,800           Applera Corp. - Applied
                          Biosystems Group ..............        1,487,392
       64,000           Bard (C.R.), Inc. ...............        3,712,000
       52,000           Bausch & Lomb, Inc. .............        1,872,000
       74,000           Baxter International, Inc. ......        2,072,000
       71,000           Becton, Dickinson & Co. .........        2,178,990



      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       ------------------
      114,000           Biomet, Inc. ....................   $    3,267,240
       93,000           Boston Scientific Corp.* ........        3,954,360
       67,000           Guidant Corp.* ..................        2,066,950
       52,000           Medtronic, Inc. .................        2,371,200
      107,000           Pall Corp. ......................        1,784,760
       98,000           St. Jude Medical, Inc.* .........        3,892,560
       29,000           Stryker Corp. ...................        1,946,480
       39,600           Zimmer Holdings, Inc.* ..........        1,644,192
                                                            --------------
                                                                32,250,124
                                                            --------------
                        Miscellaneous Commercial
                          Services (0.1%)
       68,000           Sabre Holdings Corp. * ..........        1,231,480
                                                            --------------
                        Miscellaneous Manufacturing (0.6%)
      116,000           Crane Co. .......................        2,311,880
       32,000           Danaher Corp. ...................        2,102,400
       58,000           Dover Corp. .....................        1,691,280
                                                            --------------
                                                                 6,105,560
                                                            --------------
                        Motor Vehicles (0.5%)
      160,000           Ford Motor Co. ..................        1,488,000
       43,000           General Motors Corp. ............        1,584,980
       44,000           Harley-Davidson, Inc. ...........        2,032,800
                                                            --------------
                                                                 5,105,780
                                                            --------------
                        Multi-Line Insurance (1.0%)
       61,000           American International
                          Group, Inc. ...................        3,528,850
       50,000           Hartford Financial Services
                          Group, Inc. (The) .............        2,271,500
       45,300           Loews Corp. .....................        2,014,038
       73,000           Safeco Corp. ....................        2,530,910
                                                            --------------
                                                                10,345,298
                                                            --------------
                        Office Equipment/Supplies (0.4%)
       44,000           Avery Dennison Corp. ............        2,687,520
       52,000           Pitney Bowes, Inc. ..............        1,698,320
                                                            --------------
                                                                 4,385,840
                                                            --------------
                        Oil & Gas Pipelines (0.1%)
      155,000           El Paso Corp. ...................        1,078,800
       83,000           Williams Companies, Inc.
                          (The) .........................          224,100
                                                            --------------
                                                                 1,302,900
                                                            --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                       VALUE
---------------------                                         ----------------
                        Oil & Gas Production (2.0%)
        56,000          Anadarko Petroleum Corp............   $    2,682,400
        63,800          Apache Corp. ......................        3,635,962
        64,500          Burlington Resources, Inc..........        2,750,925
        41,000          Devon Energy Corp. ................        1,881,900
        42,000          EOG Resources, Inc. ...............        1,676,640
        48,000          Kerr-McGee Corp. ..................        2,126,400
        95,000          Occidental Petroleum
                          Corp. ...........................        2,702,750
        71,000          Unocal Corp. ......................        2,171,180
                                                              --------------
                                                                  19,628,157
                                                              --------------
                        Oil Refining/Marketing (0.6%)
        58,000          Ashland, Inc. .....................        1,654,740
        85,750          Marathon Oil Corp. ................        1,825,617
        72,000          Sunoco, Inc. ......................        2,388,960
                                                              --------------
                                                                   5,869,317
                                                              --------------
                        Oilfield Services/Equipment (0.9%)
        83,500          Baker Hughes Inc. .................        2,687,865
        48,000          BJ Services Co.* ..................        1,550,880
       132,000          Halliburton Co. ...................        2,469,720
       141,000          McDermott International,
                          Inc. ............................          617,580
        43,000          Schlumberger Ltd. .................        1,809,870
                                                              --------------
                                                                   9,135,915
                                                              --------------
                        Other Consumer Services (0.7%)
        34,000          Apollo Group, Inc. (Class A)*......        1,496,000
        71,000          Block (H.&R.), Inc. ...............        2,854,200
       137,000          Cendant Corp.* ....................        1,435,760
        18,300          eBay, Inc.* .......................        1,241,106
                                                              --------------
                                                                   7,027,066
                                                              --------------
                        Other Consumer Specialties (0.3%)
        58,000          Fortune Brands, Inc. ..............        2,697,580
                                                              --------------
                        Other Metals/Minerals (0.2%)
        53,000          Phelps Dodge Corp.* ...............        1,677,450
                                                              --------------
                        Packaged Software (2.0%)
        58,000          Adobe Systems, Inc. ...............        1,444,780
       158,308          Autodesk, Inc. ....................        2,263,804
        92,000          BMC Software, Inc.* ...............        1,574,120
       119,000          Computer Associates
                          International, Inc. .............        1,606,500
       134,000          Compuware Corp.* ..................          643,200



      NUMBER OF
        SHARES                                                       VALUE
---------------------                                         -----------------
       44,000           Intuit Inc.* ......................   $    2,064,480
       85,380           Mercury Interactive Corp.*.........        2,531,517
       34,000           Microsoft Corp.* ..................        1,757,800
      219,500           Novell, Inc.* .....................          733,130
      184,000           Oracle Corp.* .....................        1,987,200
      186,000           Parametric Technology
                          Corp.* ..........................          468,720
      161,000           Rational Software Corp.* ..........        1,672,790
       64,754           VERITAS Software Corp.* ...........        1,011,457
                                                              --------------
                                                                  19,759,498
                                                              --------------
                        Personnel Services (0.2%)
       66,000           Robert Half International,
                          Inc.* ...........................        1,063,260
       79,000           TMP Worldwide, Inc.* ..............          893,490
                                                              --------------
                                                                   1,956,750
                                                              --------------
                        Pharmaceuticals: Generic
                          Drugs (0.2%)
       53,200           Watson Pharmaceuticals,
                          Inc.* ...........................        1,503,964
                                                              --------------
                        Pharmaceuticals: Major (2.2%)
       69,000           Abbott Laboratories ...............        2,760,000
       82,000           Bristol-Myers Squibb Co. ..........        1,898,300
       77,000           Johnson & Johnson .................        4,135,670
       33,600           Lilly (Eli) & Co. .................        2,133,600
       43,000           Merck & Co., Inc. .................        2,434,230
       88,000           Pfizer, Inc. ......................        2,690,160
       69,000           Pharmacia Corp. ...................        2,884,200
       74,000           Schering-Plough Corp. .............        1,642,800
       54,000           Wyeth .............................        2,019,600
                                                              --------------
                                                                  22,598,560
                                                              --------------
                        Pharmaceuticals: Other (0.6%)
       43,000           Allergan, Inc. ....................        2,477,660
       23,000           Forest Laboratories, Inc.*.........        2,259,060
       95,000           King Pharmaceuticals,
                          Inc.* ...........................        1,633,050
                                                              --------------
                                                                   6,369,770
                                                              --------------
                        Precious Metals (0.6%)
      165,000           Freeport-McMoRan Copper
                          & Gold, Inc. (Class B)* .........        2,768,700
       96,000           Newmont Mining Corp. ..............        2,786,880
                                                              --------------
                                                                   5,555,580
                                                              --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       -------------------
                        Property - Casualty Insurers (1.6%)
        46,000          ACE Ltd. (Bermuda) ..............   $    1,349,640
        75,000          Allstate Corp. (The) ............        2,774,250
        43,000          Chubb Corp. (The) ...............        2,244,600
        45,000          Cincinnati Financial Corp. ......        1,689,750
        57,000          Progressive Corp. (The) .........        2,828,910
        74,000          St. Paul Companies, Inc.
                          (The) .........................        2,519,700
        74,200          Travelers Property Casualty
                          Corp. (Class B)* ..............        1,087,030
        14,000          XL Capital Ltd. (Class A)
                          (Bermuda) .....................        1,081,500
                                                            --------------
                                                                15,575,380
                                                            --------------
                        Publishing: Books/Magazines (0.3%)
        78,600          Meredith Corp. ..................        3,231,246
                                                            --------------
                        Publishing: Newspapers (1.4%)
        45,000          Dow Jones & Co., Inc. ...........        1,945,350
        41,000          Gannett Co., Inc. ...............        2,943,800
        50,460          Knight-Ridder, Inc. .............        3,191,595
        66,000          New York Times Co. (The)
                          (Class A) .....................        3,018,180
        61,000          Tribune Co. .....................        2,773,060
                                                            --------------
                                                                13,871,985
                                                            --------------
                        Pulp & Paper (0.8%)
        52,000          Boise Cascade Corp. .............        1,311,440
        92,680          Georgia-Pacific Corp. ...........        1,497,709
        79,779          International Paper Co. .........        2,789,872
       106,000          MeadWestvaco Corp. ..............        2,619,260
                                                            --------------
                                                                 8,218,281
                                                            --------------
                        Railroads (0.8%)
        68,500          Burlington Northern Santa
                          Fe Corp. ......................        1,781,685
        60,000          CSX Corp. .......................        1,698,600
        90,000          Norfolk Southern Corp. ..........        1,799,100
        44,900          Union Pacific Corp. .............        2,688,163
                                                            --------------
                                                                 7,967,548
                                                            --------------
                        Real Estate Investment Trusts (0.6%)
        72,000          Equity Office Properties
                          Trust .........................        1,798,560
        72,000          Equity Residential ..............        1,769,760



      NUMBER OF
        SHARES                                                     VALUE
---------------------                                       ------------------
       66,500           Plum Creek Timber Co.,
                          Inc. ..........................   $    1,569,400
       34,000           Simon Property Group,
                          Inc. ..........................        1,158,380
                                                            --------------
                                                                 6,296,100
                                                            --------------
                        Recreational Products (0.9%)
       79,000           Brunswick Corp. .................        1,568,940
       20,700           Electronic Arts Inc.* ...........        1,030,239
      120,000           Hasbro, Inc. ....................        1,386,000
       34,000           International Game
                          Technology* ...................        2,581,280
      134,400           Mattel, Inc. ....................        2,573,760
                                                            --------------
                                                                 9,140,219
                                                            --------------
                        Regional Banks (2.0%)
       80,000           AmSouth Bancorporation ..........        1,536,000
       58,000           Fifth Third Bancorp .............        3,395,900
       36,000           First Tennessee National
                          Corp. .........................        1,293,840
       38,900           Marshall & Ilsley Corp. .........        1,065,082
       38,000           North Fork Bancorporation,
                          Inc. ..........................        1,282,120
       48,320           Northern Trust Corp. ............        1,693,616
       54,000           Regions Financial Corp. .........        1,801,440
       92,000           Synovus Financial Corp. .........        1,784,800
      131,000           U.S. Bancorp ....................        2,779,820
       69,000           Union Planters Corp. ............        1,941,660
       42,000           Zions Bancorporation ............        1,652,658
                                                            --------------
                                                                20,226,936
                                                            --------------
                        Restaurants (1.1%)
      144,800           Darden Restaurants, Inc. ........        2,961,160
       77,000           McDonald's Corp. ................        1,238,160
       60,000           Starbucks Corp.* ................        1,222,800
       86,800           Wendy's International, Inc.......        2,349,676
      119,000           Yum! Brands, Inc.* ..............        2,882,180
                                                            --------------
                                                                10,653,976
                                                            --------------
                        Savings Banks (0.9%)
       57,400           Charter One Financial, Inc.......        1,649,102
       50,500           Golden West Financial
                          Corp. .........................        3,626,405
       99,000           Washington Mutual, Inc. .........        3,418,470
                                                            --------------
                                                                 8,693,977
                                                            --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued




      NUMBER OF
        SHARES                                                    VALUE
---------------------                                      ------------------
                        Semiconductors (1.5%)
      177,000           Advanced Micro Devices,
                          Inc.* ........................   $    1,143,420
      103,600           Altera Corp.* ..................        1,278,424
       64,000           Analog Devices, Inc.* ..........        1,527,680
      138,000           Applied Micro Circuits
                          Corp.* .......................          509,220
       42,000           Broadcom Corp. (Class A)*.......          632,520
       92,120           Intel Corp. ....................        1,434,308
       47,000           Linear Technology Corp. ........        1,208,840
       86,400           LSI Logic Corp.* ...............          498,528
       30,000           Maxim Integrated Products,
                          Inc. .........................          991,200
       96,000           Micron Technology, Inc.* .......          935,040
       65,000           National Semiconductor
                          Corp.* .......................          975,650
       87,000           NVIDIA Corp.* ..................        1,001,370
      106,000           PMC - Sierra, Inc.* ............          589,360
       82,500           Texas Instruments, Inc. ........        1,238,325
       55,000           Xilinx, Inc.* ..................        1,133,000
                                                           --------------
                                                               15,096,885
                                                           --------------
                        Services to the Health
                          Industry (0.6%)
      253,600           Healthsouth Corp.* .............        1,065,120
      107,000           IMS Health Inc. ................        1,712,000
       23,000           Quest Diagnostics Inc.* ........        1,308,700
      172,672           Quintiles Transnational
                          Corp.* .......................        2,089,331
                                                           --------------
                                                                6,175,151
                                                           --------------
                        Specialty Insurance (0.6%)
       31,000           Ambac Financial Group, Inc. ....        1,743,440
       62,500           MBIA, Inc. .....................        2,741,250
       45,200           MGIC Investment Corp. ..........        1,866,760
                                                           --------------
                                                                6,351,450
                                                           --------------
                        Specialty Stores (1.2%)
       40,000           AutoZone, Inc.* ................        2,826,000
      100,000           Bed Bath & Beyond Inc.* ........        3,453,000
      135,000           Office Depot, Inc.* ............        1,992,600
       80,000           Staples, Inc.* .................        1,464,000
       59,500           Tiffany & Co. ..................        1,422,645
      109,000           Toys 'R' Us, Inc.* .............        1,090,000
                                                           --------------
                                                               12,248,245
                                                           --------------



      NUMBER OF
        SHARES                                                    VALUE
---------------------                                      -------------------
                        Specialty Telecommunications (0.3%)
       52,000           CenturyTel, Inc. ...............   $    1,527,760
      164,500           Citizens Communications
                          Co.* .........................        1,735,475
                                                           --------------
                                                                3,263,235
                                                           --------------
                        Steel (0.7%)
      129,000           Allegheny Technologies Inc.               803,670
       42,000           Nucor Corp. ....................        1,734,600
      127,300           United States Steel Corp. ......        1,670,176
      165,000           Worthington Industries, Inc.            2,514,600
                                                           --------------
                                                                6,723,046
                                                           --------------
                        Telecommunication Equipment (0.9%)
      113,100           ADC Telecommunications,
                          Inc.* ........................          236,379
      153,000           Andrew Corp.* ..................        1,572,840
      165,000           CIENA Corp.* ...................          848,100
       85,800           Comverse Technology,
                          Inc.* ........................          859,716
      170,000           Corning Inc.* ..................          562,700
      134,000           Lucent Technologies Inc.*.......          168,840
      147,000           Motorola, Inc. .................        1,271,550
       72,380           QUALCOMM Inc.* .................        2,633,908
      172,000           Tellabs, Inc.* .................        1,250,440
                                                           --------------
                                                                9,404,473
                                                           --------------
                        Telecommunications (0.1%)
      205,000           AT&T Wireless Services
                          Inc.* ........................        1,158,250
                                                           --------------
                        Tobacco (0.7%)
       66,000           Philip Morris Companies,
                          Inc. .........................        2,674,980
       26,000           R. J. Reynolds Tobacco
                          Holdings, Inc. ...............        1,094,860
       83,000           UST, Inc. ......................        2,774,690
                                                           --------------
                                                                6,544,530
                                                           --------------
                        Tools/Hardware (0.6%)
       47,000           Black & Decker Corp. (The)......        2,015,830
       70,000           Snap-On, Inc. ..................        1,967,700
       72,000           Stanley Works (The) ............        2,489,760
                                                           --------------
                                                                6,473,290
                                                           --------------

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2002 (UNAUDITED) continued


 NUMBER OF
  SHARES                                            VALUE
----------                                     -----------------
             Trucks/Construction/Farm
               Machinery (1.2%)
 54,500      Caterpillar, Inc. .............   $    2,491,740
 54,000      Cummins Inc. ..................        1,519,020
 49,460      Deere & Co. ...................        2,267,741
 71,000      Navistar International
               Corp.* ......................        1,726,010
 79,000      PACCAR, Inc. ..................        3,644,270
                                               --------------
                                                   11,648,781
                                               --------------
             Wholesale Distributors (0.4%)
 60,710      Genuine Parts Co. .............        1,869,868
 49,000      Grainger (W.W.), Inc. .........        2,525,950
                                               --------------
                                                    4,395,818
                                               --------------
             Wireless Telecommunications (0.2%)
130,000      Nextel Communications,
               Inc. (Class A)* .............        1,501,500
166,000      Sprint Corp. (PCS Group)*......          727,080
                                               --------------
                                                    2,228,580
                                               --------------
             Total Common Stocks
             (Cost $712,513,974)............      997,036,672
                                               --------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                       VALUE
-----------                                 -----------------
              Short-Term Investment (0.8%)
              Repurchase Agreement
$   8,078     Joint repurchase
                agreement account
                1.245% due 01/02/03
                (dated 12/31/02;
                proceeds $8,078,559) (a)
                (Cost $8,078,000)........        $    8,078,000
                                                 --------------
Total Investments
(Cost $720,591,974) (b).........   100.0%         1,005,114,672
Other Assets in Excess of
Liabilities ....................     0.0                194,175
                                   ------         -------------
Net Assets .....................   100.0%        $1,005,308,847
                                   ======        ==============

---------------------------
*     Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $377,332,536 and the aggregate gross unrealized depreciation is $92,809,838, resulting in net unrealized appreciation of $284,522,698.


                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL STATEMENTS



Statement of Assets and Liabilities
DECEMBER 31, 2002 (UNAUDITED)


Assets:
Investments in securities, at value
 (cost $720,591,974)..............................................     $ 1,005,114,672
Receivable for:
  Investments sold ...............................................           6,792,006
  Shares of beneficial interest sold .............................           1,998,748
  Dividends ......................................................           1,582,993
Prepaid expenses and other assets ................................              83,679
                                                                       ---------------
  Total Assets ...................................................       1,015,572,098
                                                                       ---------------
Liabilities:
Payable for:
  Investments purchased ..........................................           7,570,528
  Shares of beneficial interest redeemed .........................           1,308,860
  Distribution fee ...............................................             784,296
  Investment management fee ......................................             423,367
Accrued expenses and other payables ..............................             176,200
                                                                       ---------------
  Total Liabilities ..............................................          10,263,251
                                                                       ---------------
  Net Assets .....................................................     $ 1,005,308,847
                                                                       ===============
Composition of Net Assets:
Paid-in-capital ..................................................     $   708,550,376
Net unrealized appreciation ......................................         284,522,698
Undistributed net investment Income ..............................             367,285
Accumulated undistributed net realized gain ......................          11,868,488
                                                                       ---------------
  Net Assets .....................................................     $ 1,005,308,847
                                                                       ===============
Class A Shares:
Net Assets .......................................................     $    19,109,109
Shares Outstanding (unlimited authorized, $.01 par value).........             737,612
  Net Asset Value Per Share ......................................     $         25.91
                                                                       ===============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................     $         27.35
                                                                       ===============
Class B Shares:
Net Assets .......................................................     $   851,749,104
Shares Outstanding (unlimited authorized, $.01 par value).........          32,926,955
  Net Asset Value Per Share ......................................     $         25.87
                                                                       ===============
Class C Shares:
Net Assets .......................................................     $    24,321,605
Shares Outstanding (unlimited authorized, $.01 par value).........             950,939
  Net Asset Value Per Share ......................................     $         25.58
                                                                       ===============
Class D Shares:
Net Assets .......................................................     $   110,129,029
Shares Outstanding (unlimited authorized, $.01 par value).........           4,244,109
  Net Asset Value Per Share ......................................     $         25.95
                                                                       ===============



                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL STATEMENTS continued



Statement of Operations
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


Net Investment Income:
Income
Dividends (net of $6,199 foreign withholding tax).........    $    9,266,384
Interest .................................................            55,806
                                                              --------------
  Total Income ...........................................         9,322,190
                                                              --------------
Expenses
Distribution fee (Class A shares) ........................            22,813
Distribution fee (Class B shares) ........................         4,421,251
Distribution fee (Class C shares) ........................           115,725
Investment management fee ................................         2,426,737
Transfer agent fees and expenses .........................           633,856
Shareholder reports and notices ..........................            57,888
Registration fees ........................................            45,812
Custodian fees ...........................................            37,897
Professional fees ........................................            22,819
Trustees' fees and expenses ..............................            11,874
Other ....................................................            86,070
                                                              --------------
  Total Expenses .........................................         7,882,742
                                                              --------------
  Net Investment Income ..................................         1,439,448
                                                              --------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ........................................        12,284,094
Net change in unrealized appreciation ....................      (160,122,149)
                                                              --------------
  Net Loss ...............................................      (147,838,055)
                                                              --------------
Net Decrease .............................................    $ (146,398,607)
                                                              ===============



                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL STATEMENTS continued



Statement of Changes in Net Assets


                                                                                FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                             DECEMBER 31, 2002     JUNE 30, 2002
                                                                            ------------------- ------------------
                                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income .....................................................  $    1,439,448      $      382,701
Net Realized Gain .........................................................      12,284,094             534,440
Net Change in Unrealized Appreciation .....................................    (160,122,149)        (90,096,027)
                                                                             --------------      --------------
  Net Decrease ............................................................    (146,398,607)        (89,178,886)
                                                                             --------------      --------------
Dividends and Distributions to Shareholders from:
Net Investment Income
  Class A Shares ..........................................................         (81,316)           (184,473)
  Class B Shares ..........................................................        (306,621)           (746,524)
  Class C Shares ..........................................................         (18,641)           (106,386)
  Class D Shares ..........................................................        (593,431)           (779,763)
NET REALIZED GAIN
  Class A Shares ..........................................................          (6,035)            (20,803)
  Class B Shares ..........................................................        (274,269)         (1,370,991)
  Class C Shares ..........................................................          (7,786)            (20,684)
  Class D Shares ..........................................................         (34,386)            (63,962)
                                                                             --------------      --------------
  Total Dividends and Distributions .......................................      (1,322,485)         (3,293,586)
                                                                             --------------      --------------
Net Increase (Decrease) from Transactions in Shares of Beneficial Interest      (26,482,047)        133,995,563
                                                                             --------------      --------------
  Net Increase (Decrease) .................................................    (174,203,139)         41,523,091
Net Assets:
BEGINNING OF PERIOD .......................................................   1,179,511,986       1,137,988,895
                                                                             --------------      --------------
End of Period
(INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $367,285
AND DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $72,154, RESPECTIVELY).  $1,005,308,847      $1,179,511,986
                                                                             ==============      ==============



                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Value-Added Market Series - Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Value-Added Market Series - Equity Portfolio
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2002 (UNAUDITED) continued

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

Morgan Stanley Value-Added Market Series - Equity Portfolio
NOTES TO FINANCIAL STATEMENTS [|] DECEMBER 31, 2002 (UNAUDITED) continued

assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,731,298 at December 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $491,017 and $4,675, respectively and received $59,869 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Value-Added Market Series - Equity Portfolio
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2002 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2002 aggregated $43,043,223 and $50,250,561, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,732. At December 31, 2002, the Fund had an accrued pension liability of $74,673 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
As of June 30, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Value-Added Market Series - Equity Portfolio
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:



                                                         FOR THE SIX                      FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                      DECEMBER 31, 2002                  JUNE 30, 2002
                                              --------------------------------- --------------------------------
                                                         (unaudited)
                                                   SHARES           AMOUNT             SHARES          AMOUNT
                                              --------------- -----------------   --------------- ----------------
CLASS A SHARES
Sold ........................................       131,856    $    3,438,140           544,649    $   17,155,873
Reinvestment of dividends and distributions .         3,061            79,255             6,428           192,060
Redeemed ....................................       (60,583)       (1,557,328)         (531,653)      (16,243,901)
                                                    -------    --------------          --------    --------------
Net increase - Class A ......................        74,334         1,960,067            19,424         1,104,032
                                                    -------    --------------          --------    --------------
CLASS B SHARES
Sold ........................................     2,993,201        78,188,300         7,931,343       244,668,498
Reinvestment of dividends and distributions .        19,377           501,115            61,073         1,829,154
Redeemed ....................................    (5,192,524)     (134,414,431)       (7,116,368)     (217,131,130)
                                                 ----------    --------------        ----------    --------------
Net increase (decrease) - Class B ...........    (2,179,946)      (55,725,016)          876,048        29,366,522
                                                 ----------    --------------        ----------    --------------
CLASS C SHARES
Sold ........................................       253,557         6,573,117           590,487        17,944,645
Reinvestment of dividends and distributions .           980            25,041             3,982           117,997
Redeemed ....................................      (123,693)       (3,129,708)         (122,726)       (3,711,602)
                                                 ----------    --------------        ----------    --------------
Net increase - Class C ......................       130,844         3,468,450           471,743        14,351,040
                                                 ----------    --------------        ----------    --------------
CLASS D SHARES
Sold ........................................     1,721,661        45,184,781         3,435,767       105,765,436
Reinvestment of dividends and distributions .        20,343           527,285            23,149           691,696
Redeemed ....................................      (834,714)      (21,897,614)         (559,470)      (17,283,163)
                                                 ----------    --------------        ----------    --------------
Net increase - Class D ......................       907,290        23,814,452         2,899,446        89,173,969
                                                 ----------    --------------        ----------    --------------
Net increase (decrease) in Fund .............    (1,067,478)   $  (26,482,047)        4,266,661    $  133,995,563
                                                 ==========    ==============        ==========    ==============

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE YEAR ENDED JUNE 30,
                                                   FOR THE SIX     ------------------------------------------------------------
                                                  MONTHS ENDED
                                                DECEMBER 31, 2002       2002            2001            2000           1999
                                              -------------------- -------------- ---------------- -------------- -------------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ........      $ 29.59          $ 32.08           $ 34.80       $ 40.58          $ 38.63
                                                   -------          -------           -------       -------          -------
Income (loss) from investment operations:
 Net investment income++ ....................         0.12             0.23              0.27          0.34             0.35
 Net realized and unrealized gain (loss).....        (3.68)           (2.32)             3.57         (1.76)            4.55
                                                   -------          -------           -------       -------          -------
Total income (loss) from investment
 operations .................................        (3.56)           (2.09)             3.84         (1.42)            4.90
                                                   -------          -------           -------       -------          -------
Less dividends and distributions from:
 Net investment income ......................        (0.11)           (0.36)            (0.27)        (0.31)           (0.34)
 Net realized gain ..........................        (0.01)           (0.04)            (6.29)        (4.05)           (2.61)
                                                   -------          -------           -------       -------          -------
Total dividends and distributions ...........        (0.12)           (0.40)            (6.56)        (4.36)           (2.95)
                                                   -------          -------           -------       -------          -------
Net asset value, end of period ..............      $ 25.91          $ 29.59           $ 32.08       $ 34.80          $ 40.58
                                                   =======          =======           =======       =======          =======
Total Return+ ...............................       (12.03)%(1)       (6.53)%           12.37%        (3.11)%          14.17 %
Ratios to Average Net Assets:
Expenses ....................................         0.90%(2)(3)      0.85%(3)          0.84%(3)      0.83%(3)         0.80%(3)
Net investment income .......................         0.92%(2)(3)      0.73%(3)          0.83%(3)      0.93%(3)         0.87%(3)
Supplemental Data:
Net assets, end of period, in thousands .....      $19,109          $19,625           $20,652       $18,489          $25,187
Portfolio turnover rate .....................            4%(1)            9%                5%           11%              13%

                                               FOR THE PERIOD
                                               JULY 28, 1997*
                                                  THROUGH
                                               JUNE 30, 1998
                                              ---------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ........     $ 34.79
                                                  -------
Income (loss) from investment operations:
 Net investment income++ ....................        0.30
 Net realized and unrealized gain (loss).....        5.07
                                                  -------
Total income (loss) from investment
 operations .................................        5.37
                                                  -------
Less dividends and distributions from:
 Net investment income ......................       (0.23)
 Net realized gain ..........................       (1.30)
                                                  -------
Total dividends and distributions ...........       (1.53)
                                                  -------
Net asset value, end of period ..............     $ 38.63
                                                  =======
Total Return+ ...............................       16.01%(1)
Ratios to Average Net Assets:
Expenses ....................................        0.83%(2)
Net investment income .......................        0.87%(2)
Supplemental Data:
Net assets, end of period, in thousands .....     $18,422
Portfolio turnover rate .....................          18%

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX
                                           MONTHS ENDED
                                        DECEMBER 31, 2002
                                      ---------------------
                                           (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................      $  29.54
                                           --------
Income (loss) from investment operations:
 Net investment income (loss)++ .....          0.02
 Net realized and unrealized
  gain (loss) .......................         (3.67)
                                           --------
Total income (loss) from
 investment operations ..............         (3.65)
                                           --------
Less dividends and distributions from:
 Net investment income ..............         (0.01)
 Net realized gain ..................         (0.01)
                                           --------
Total dividends and distributions....         (0.02)
                                           --------
Net asset value, end of period ......      $  25.87
                                           ========
Total Return+ .......................        (12.36)%(1)
Ratios to Average Net Assets:
Expenses ............................          1.65%(2)(3)
Net investment income (loss) ........          0.17%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ..........................      $851,749
Portfolio turnover rate .............             4%(1)

                                                                   FOR THE YEAR ENDED JUNE 30,
                                      -------------------------------------------------------------------------------------
                                             2002               2001             2000             1999            1998*
                                      ------------------ ----------------- --------------- ----------------- --------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................        $    31.91    $    34.76    $    40.50          $    38.54        $    32.96
                                             ----------    ----------    ----------          ----------        ----------
Income (loss) from investment operations:
 Net investment income (loss)++......             (0.01)         0.03          0.10                0.11              0.13
 Net realized and unrealized
  gain (loss) .......................             (2.30)         3.54         (1.74)               4.57              6.89
                                             ----------    ----------    ----------          ----------        ----------
Total income (loss) from
 investment operations ..............             (2.31)         3.57         (1.64)               4.68              7.02
                                             ----------    ----------    ----------          ----------        ----------
Less dividends and distributions from:
 Net investment income ..............             (0.02)        (0.13)        (0.05)              (0.11)            (0.14)
 Net realized gain ..................             (0.04)        (6.29)        (4.05)              (2.61)            (1.30)
                                             ----------    ----------    ----------          ----------        ----------
Total dividends and distributions....             (0.06)        (6.42)        (4.10)              (2.72)            (1.44)
                                             ----------    ----------    ----------          ----------        ----------
Net asset value, end of period ......        $    29.54    $    31.91    $    34.76          $    40.50        $    38.54
                                             ==========    ==========    ==========          ==========        ==========
Total Return+ .......................             (7.23)%       11.50%        (3.73)%             13.47 %           21.84%
Ratios to Average Net Assets:
Expenses ............................              1.60%(3)      1.59%(3)      1.48%(3)            1.42%(3)          1.36%
Net investment income (loss) ........             (0.02)%(3)     0.08%(3)      0.28%(3)            0.25%(3)          0.35%
Supplemental Data:
Net assets, end of period, in
 thousands ..........................        $1,037,039    $1,092,195    $1,102,819          $1,497,116        $1,628,435
Portfolio turnover rate .............                 9%            5%           11%                 13%               18%

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX
                                                 MONTHS ENDED
                                               DECEMBER 31, 2002
                                             --------------------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .......      $ 29.22
                                                  -------
Income (loss) from investment operations:
 Net investment income (loss)++ ............         0.02
 Net realized and unrealized gain
  (loss) ...................................        (3.63)
                                                  -------
Total income (loss) from investment
 operations ................................        (3.61)
                                                  -------
Less dividends and distributions from:
 Net investment income .....................        (0.02)
 Net realized gain .........................        (0.01)
                                                  -------
Total dividends and distributions ..........        (0.03)
                                                  -------
Net asset value, end of period .............      $ 25.58
                                                  =======
Total Return+ ..............................       (12.36)%(1)
Ratios to Average Net Assets:
Expenses ...................................         1.65%(2)(3)
Net investment income (loss) ...............         0.17%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands.....      $24,322
Portfolio turnover rate ....................            4%(1)



                                                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR ENDED JUNE 30,                      JULY 28, 1997*
                                             -------------------------------------------------------------------     THROUGH
                                                    2002              2001            2000            1999        JUNE 30, 1998
                                             ------------------ ---------------- -------------- ---------------- ---------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .......      $ 31.76           $ 34.61         $ 40.33         $ 38.46          $ 34.79
                                                  -------           -------         -------         -------          -------
Income (loss) from investment operations:
 Net investment income (loss)++ ............        (0.01)             0.04            0.09            0.04             0.04
 Net realized and unrealized gain
  (loss) ...................................        (2.28)             3.53           (1.73)           4.56             5.07
                                                  -------           -------         -------         -------          -------
Total income (loss) from investment
 operations ................................        (2.29)             3.57           (1.64)           4.60             5.11
                                                  -------           -------         -------         -------          -------
Less dividends and distributions from:
 Net investment income .....................        (0.21)            (0.13)          (0.03)          (0.12)           (0.14)
 Net realized gain .........................        (0.04)            (6.29)          (4.05)          (2.61)           (1.30)
                                                  -------           -------         -------         -------          -------
Total dividends and distributions ..........        (0.25)            (6.42)          (4.08)          (2.73)           (1.44)
                                                  -------           -------         -------         -------          -------
Net asset value, end of period .............      $ 29.22           $ 31.76         $ 34.61         $ 40.33          $ 38.46
                                                  =======           =======         =======         =======          =======
Total Return+ ..............................        (7.23)%           11.57%          (3.76)%         13.31%           15.22%(1)
Ratios to Average Net Assets:
Expenses ...................................         1.60%(3)          1.54%(3)        1.50%(3)        1.57%(3)         1.58%(2)
Net investment income (loss) ...............        (0.02)%(3)         0.13%(3)        0.26%(3)        0.10%(3)         0.12%(2)
Supplemental Data:
Net assets, end of period, in thousands.....      $23,962           $11,063          $8,294         $10,748           $8,977
Portfolio turnover rate ....................            9%                5%             11%             13%              18%

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
FINANCIAL HIGHLIGHTS continued



                                                                                  FOR THE YEAR ENDED JUNE 30,
                                                  FOR THE SIX     ------------------------------------------------------------
                                                 MONTHS ENDED
                                               DECEMBER 31, 2002       2002            2001            2000           1999
                                             -------------------- -------------- ---------------- -------------- -------------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .......      $  29.63           $ 32.19         $ 34.88         $ 40.65        $ 38.69
                                                  --------           -------         -------         -------        -------
Income (loss) from investment operations:
 Net investment income++ ...................          0.16              0.30            0.38            0.42           0.47
 Net realized and unrealized gain (loss)....         (3.69)            (2.33)           3.54           (1.76)          4.52
                                                  --------           -------         -------         -------        -------
Total income (loss) from investment
 operations ................................         (3.53)            (2.03)           3.92           (1.34)          4.99
                                                  --------           -------         -------         -------        -------
Less dividends and distributions from:
 Net investment income .....................         (0.14)            (0.49)          (0.32)          (0.38)         (0.42)
 Net realized gain .........................         (0.01)            (0.04)          (6.29)          (4.05)         (2.61)
                                                  --------           -------         -------         -------        -------
Total dividends and distributions ..........         (0.15)            (0.53)          (6.61)          (4.43)         (3.03)
                                                  --------           -------         -------         -------        -------
Net asset value, end of period .............      $  25.95           $ 29.63         $ 32.19         $ 34.88        $ 40.65
                                                  ========           =======         =======         =======        =======
Total Return+ ..............................        (11.94)%(1)        (6.28)%         12.59%          (2.89)%        14.43%
Ratios to Average Net Assets:
Expenses ...................................          0.65%(2)(3)       0.60%(3)        0.60%(3)        0.59%(3)       0.59%(3)
Net investment income ......................          1.17%(2)(3)       0.98%(3)        1.07%(3)        1.17%(3)       1.08%(3)
Supplemental Data:
Net assets, end of period, in thousands ....      $110,129           $98,886         $14,078         $46,199        $56,541
Portfolio turnover rate ....................             4%(1)             9%              5%             11%           13%



                                              FOR THE PERIOD
                                              JULY 28, 1997*
                                                 THROUGH
                                              JUNE 30, 1998
                                             ---------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .......    $ 34.79
                                                -------
Income (loss) from investment operations:
 Net investment income++ ...................       0.40
 Net realized and unrealized gain (loss)....       5.06
                                                -------
Total income (loss) from investment
 operations ................................       5.46
                                                -------
Less dividends and distributions from:
 Net investment income .....................      (0.26)
 Net realized gain .........................      (1.30)
                                                -------
Total dividends and distributions ..........      (1.56)
                                                -------
Net asset value, end of period .............    $ 38.69
                                                =======
Total Return+ ..............................      16.27%(1)
Ratios to Average Net Assets:
Expenses ...................................       0.58%(2)
Net investment income ......................       1.17%(2)
Supplemental Data:
Net assets, end of period, in thousands ....    $44,290
Portfolio turnover rate ....................         18%

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


Transfer Agent

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO OMITTED]


[MORGAN STANLEY LOGO OMITTED]



[GRAPHIC OMITTED]


MORGAN STANLEY
VALUE-ADDED
MARKET SERIES


EQUITY PORTFOLIO











SEMIANNUAL REPORT
DECEMBER 31, 2002